Leases - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges, Pushboats and Office Space (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Charter-in vessels in operation
Operating Leased Assets [Line Items]
2019	$ 114,668
2020	100,829
2021	72,826
2022	47,695
2023	38,986
2024 and thereafter	42,685
Total	417,689
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
2019	5,165
2020	14,261
2021	15,391
2022	15,119
2023	14,298
2024 and thereafter	58,389
Total	122,623
Office space
Operating Leased Assets [Line Items]
2019	2,652
2020	1,961
2021	1,590
2022	1,750
2023	1,655
2024 and thereafter	7,346
Total	$ 16,954